Benefit Plans (Significant Actuarial Assumptions Used to Determine Net Periodic Pension Costs) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Weighted average assumed discount rate	4.68%	4.27%	5.10%
Weighted average expected long-term rate of return on plan assets	7.00%	7.50%	7.75%
Assumed long-term rate of annual compensation increases	4.50%	4.50%	5.00%